NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income	$ (459,319)	$ (347,163)	$ (742,001)	$ (723,921)	$ (110,531)
Accretion of redeemable convertible preferred shares	(2,979)	(258)	(15,121)	(910)
Net loss available to ordinary shareholders	$ (462,298)	$ (347,421)	$ (757,122)	$ (724,831)	$ (110,531)
Denominator:
Weighted average number of ordinary shares, basic (in shares)	616,941,673	474,621,603	474,621,603	475,805,054	334,127,181
Weighted average number of ordinary shares, diluted (in shares)	616,941,673	474,621,603	474,621,603	475,805,054	334,127,181
Net loss per ordinary share attributable to ordinary shareholders - Basic (in dollars per share)	$ (0.75)	$ (0.74)	$ (1.60)	$ (1.52)	$ (0.33)
Net loss per ordinary share attributable to ordinary shareholders - Diluted (in dollars per share)			$ (1.60)	$ (1.52)	$ (0.33)